Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
7.	Accrued Expenses

Accrued expenses consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Accrued bonuses	$2,234	$3,602
Accrued paid time-off	2,450	2,240
Accrued commissions	1,274	1,036
Accrued contingent consideration	5,969	—
Other accrued expenses	3,662	4,789

Total accrued liabilities	$15,589	$11,667

6.	Accrued Expenses

Accrued expenses consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Accrued bonuses	$3,602	$6,959
Accrued paid time-off	2,240	1,747
Accrued commissions	1,036	1,019
Other accrued expenses	4,789	2,249

Total accrued liabilities	$11,667	$11,974